Segment Reporting and Business Concentrations - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2017 Segment Region	Jun. 30, 2016 Segment	Dec. 31, 2016 Segment Region	Dec. 31, 2015 Segment
Segment Reporting [Abstract]
Number of operating segments | Segment	1	1	1	1
Number of geographic regions | Region	3		3